Subsequent Events - Additional Information (Detail) S/ / shares in Units, $ / shares in Units, S/ in Thousands, $ in Thousands	Jan. 31, 2025 USD ($) $ / shares	Jan. 31, 2025 S/ / shares	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Nov. 20, 2020 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Notional amount			S/ 5,048,548	S/ 5,557,229	S/ 3,860,745	$ 300,000
Call Spread [Member] | Non Adjusting Events After Reporting Period [Member]
Disclosure of non-adjusting events after reporting period [line items]
Notional amount | $	$ 108,000
Price Per Movement In Strike Price | $ / shares	$ 1
Call Spread [Member] | Non Adjusting Events After Reporting Period [Member] | Bottom of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Strike Price Of Call Spread		S/ 3.713
Call Spread [Member] | Non Adjusting Events After Reporting Period [Member] | Top of range [member]
Disclosure of non-adjusting events after reporting period [line items]
Strike Price Of Call Spread		S/ 4.2